Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents
	December 31, 2021	December 31, 2020

Cash and banks	146,853	74,033
Cash equivalents	571,076	322,368
Total	717,929	396,401